Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Balance at beginning of year	$ 65,000	$ 80,000
Liabilities accrued for warranties issued during the year	140,157	83,000
Warranty claims paid during the period	(69,935)	(76,465)
Changes in liability for pre-existing warranties during the year	(35,222)	(21,535)
Balance at end of year	$ 100,000	$ 65,000